Cash and equivalents, marketable securities and short-term investments (Tables)	12 Months Ended
Dec. 31, 2017
Cash and equivalents, marketable securities and short-term investments
Cash, cash equivalents, and short-term investments

	December 31, 2017
						Marketable
						securities
		Gross	Gross			and
		unrealized	unrealized		Cash and	short-term
($ in millions)	Cost basis	gains	losses	Fair value	equivalents	investments
Cash	1,963			1,963	1,963
Time deposits	2,853			2,853	2,563	290
Other short-term investments	305			305		305
Debt securities available-for-sale:
—U.S. government obligations	127	—	(2)	125	—	125
—Other government obligations	2	—	—	2	—	2
—Corporate	215	1	(1)	215	—	215
Equity securities available-for-sale	152	13	—	165	—	165
Total	5,617	14	(3)	5,628	4,526	1,102

	December 31, 2016
						Marketable
						securities
		Gross	Gross			and
		unrealized	unrealized		Cash and	short-term
($ in millions)	Cost basis	gains	losses	Fair value	equivalents	investments
Cash	1,704			1,704	1,704
Time deposits	2,764			2,764	1,940	824
Other short-term investments	271			271		271
Debt securities available-for-sale:
—U.S. government obligations	221	1	(2)	220	—	220
—Other government obligations	2	—	—	2	—	2
—Corporate	95	1	(1)	95	—	95
Equity securities available-for-sale	530	11	—	541	—	541
Total	5,587	13	(3)	5,597	3,644	1,953

Contractual maturities of debt securities classified as available-for-sale and held-to-maturity

	December 31, 2017
	Available-for-sale		Held-to-maturity
($ in millions)	Cost basis	Fair value	Cost basis	Fair value
Less than one year	122	122	3	3
One to five years	161	160	71	77
Six to ten years	59	58	—	—
Due after ten years	2	2	—	—
Total	344	342	74	80